Shareholders' Equity - Stock Options Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 100.31	$ 60.79
Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	234	923	1,022
Granted (in shares)			147
Exercised (in shares)	(26)	(674)	(50)
Cancelled/expired/forfeited (in shares)	(18)	(15)	(196)
Outstanding at the end of the year (in shares)	190	234	923	1,022
Vested and expected to vest at the end of the year (in shares)	190	229
Exercisable at the end of the year (in shares)	117	72
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 38.41	$ 44.83	$ 46.68
Granted (in dollars per share)			35.69
Exercised (in dollars per share)	35.69	47.26	29.12
Cancelled/expired/forfeited (in dollars per share)	37.61	35.69	51.65
Outstanding at the end of the year (in dollars per share)	38.86	38.41	$ 44.83	$ 46.68
Vested and expected to vest at the end of the year (in dollars per share)	38.86	38.43
Exercisable at the end of the year (in dollars per share)	$ 39.74	$ 40.76
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	2 years 6 months 22 days	3 years 7 months 17 days	3 years 4 months 13 days	3 years 10 months 24 days
Vested and expected to vest at the end of the year	2 years 6 months 22 days	3 years 7 months 13 days
Exercisable at the end of the year	2 years 3 months 22 days	3 years 11 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 11,693	$ 5,226	$ 5,208	$ 809
Vested and expected to vest at the end of the year	11,693	5,119
Exercisable at the end of the year	7,063	1,437
Total intrinsic value of options exercised	1,600	22,000	600
Cash received from the exercises of stock option	900	31,900	$ 1,500
Unrecognized compensation cost	$ 1,200	$ 2,600
Weighted-average period of unrecognized compensation cost	10 months 24 days